Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 127,454	$ 50,395
Accounts receivable (less allowance for doubtful accounts of $35,000 in 2011 and $17,000 in 2010)	335,026	387,697
Deferred Compensation	17,562	17,562
Prepaid Expenses and other current assets	207,642	63,215
Total Current Assets	687,684	518,869
Property and Equipment:
Property and equipment	2,583,332	2,031,771
Less—Accumulated depreciation	(1,556,140)	(1,200,448)
Net Property and Equipment	1,027,192	831,323
Other Assets:
Goodwill	2,201,828	2,201,828
Deferred compensation	8,386	44,176
Other assets	12,059	18,652
Intangible Assets, net	1,008,637	1,169,404
Employee loan	23,451	23,000
Total Other Assets	3,254,361	3,457,060
Total Assets	4,969,237	4,807,252
Current Liabilities:
Accounts payable and accrued expenses	1,180,356	1,070,036
Credit line payable	100,292	99,970
Due to related party	66,218	52,718
Dividend Payable	150,000	125,000
Deferred revenue	673,782	461,724
Leases payable	481,628	325,934
Loans payable	138,678	122,251
Contingent consideration in SafeData acquisition	0	805,087
Total Current Liabilities	2,790,954	3,062,720
Deferred rental obligation	22,795	26,064
Due to officer	614,628	614,628
Loan payable long term	35,543	151,491
Leases payable long term	308,665	115,533
Convertible debt	36,620	18,928
Convertible debt – related parties	439,459	227,138
Total Long Term Liabilities	1,457,710	1,153,782
Total Liabilities	4,248,664	4,216,502
Commitments and contingencies	0	0
Stockholders’ Equity:
Preferred Stock, $.001 par value; 10,000,000 shares authorized; 1,401,786 shares issued and outstanding in each period	1,402	1,402
Common stock, par value $0.001; 250,000,000 shares authorized; 22,572,410 and 17,127,541 shares issued and outstanding, respectively	22,572	17,861
Additional paid in capital	9,011,552	7,313,844
Accumulated deficit	(8,314,953)	(6,742,357)
Total Stockholders' Equity	720,573	590,750
Total Liabilities and Stockholders' Equity	$ 4,969,237	$ 4,807,252